Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Calculations of Earnings per Share
The amounts considered for calculations of earnings per share in 2024, 2023 and 2022 were as follows:

		2024	2023	2022

Denominator (thousands of shares)
Weighted-average number of shares outstanding – basic		43,405,354	43,510,758	43,554,921
Effect of dilutive instruments – share-based compensation (note 22) 1		660,298	599,229	793,322

Weighted-average number of shares – diluted		44,065,652	44,109,987	44,348,243

Numerator
Net income from continuing operations	$	913	119	402
Less: non-controlling interest net income		21	17	27

Controlling interest net income from continuing operations	$	892	102	375

Net income from discontinued operations	$	47	80	483

Basic earnings per share
Controlling interest basic earnings per share	$	0.0217	0.0042	0.0197
Controlling interest basic earnings per share from continuing operations		0.0206	0.0023	0.0086
Controlling interest basic earnings per share from discontinued operations		0.0011	0.0018	0.0111

Controlling interest diluted earnings per share
Controlling interest diluted earnings per share	$	0.0213	0.0041	0.0193
Controlling interest diluted earnings per share from continuing operations		0.0202	0.0023	0.0085
Controlling interest diluted earnings per share from discontinued operations		0.0011	0.0018	0.0109

1	Number of the Parent Company’s shares to be potentially issued under the Share-Based Compensation Programs, equivalent to 220.1 million CPOs or 22.01 million ADSs.